Note 10 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

10.         Stock Incentive Plan

On July 31, 2014, the Board of Directors of Euroseas approved the 2014 Stock Incentive Plan (the “2014 Plan”). The plan is administered by Euroseas’ Board of Directors which could make awards totaling in aggregate up to 2,500,000 shares, respectively over 10 years after the plan’s adoption date. The persons eligible to receive awards under the plan are officers, directors, and executive, managerial, administrative and professional employees of Euroseas or Eurobulk or Eurochart (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant. Awards may be made under the plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Following the Spin-off, each shareholder of Euroseas received one share of EuroDry, for every five shares of Euroseas held. Awardees of the Euroseas stock incentive awards with unvested shares received unvested shares of EuroDry with the same ratio, one share of EuroDry for every five shares of Euroseas out of the EuroDry Stock Incentive Plan, taking also into account that the awardees described above are common in both Euroseas and EuroDry. Shares of EuroDry issued for unvested shares of Euroseas vested on the same schedule with the original Euroseas shares.

Details of award granted under the 2014 Plan of Euroseas, which had unvested shares as of the Spin-off date, are noted below:

On November 2, 2017 an award of 100,270 non-vested restricted shares, was made to 18 key persons of which 50% vested on July 1, 2018 and 50% vested on July 1, 2019; awards to officers and directors amounted to 57,700 shares and the remaining 42,570 shares were awarded to employees of Eurobulk. 20,054 shares of EuroDry were issued for unvested shares of Euroseas as of the Spin-off date (11,540 were awarded to officers and directors and 8,514 were awarded to employees of Eurobulk), 50% of which vested on July 1, 2018 and 50% vested on July 1, 2019.

In May 2018, the Company’s Board of Directors approved an equity incentive plan (the “May 2018 Plan”). The May 2018 Plan will be administered by the Company’s Board of Directors which can make awards totaling in aggregate up to 150,000 shares over five years after the May 2018 Plan’s adoption date. Officers, directors and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates and consultants and service providers (including persons who are employed by or provide services to any entity that is itself a consultant or service provider) to the Company and its subsidiaries and affiliates will be eligible to receive awards under the equity incentive plan.  Awards may be made under the May 2018 Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted under the May 2018 Plan are noted below.

On November 21, 2018 an award of 25,090 non-vested restricted shares, was made to 18 key persons of which 50% vested on November 16, 2019 and 50% vested on November 16, 2020; awards to officers and directors amounted to 14,434 shares and the remaining 10,656 shares were awarded to employees of Eurobulk.

On November 4, 2019 an award of 24,710 non-vested restricted shares, was made to 17 key persons of which 50% vested on July 1, 2020 and 50% vested on July 1, 2021; awards to officers and directors amounted to 13,940 shares and the remaining 10,770 shares were awarded to employees of Eurobulk.

On November 5, 2020 an award of 44,900 non-vested restricted shares, was made to 15 key persons of which 50% vested on November 16, 2021 and the remaining 50% will vest on November 16, 2022; awards to officers and directors amounted to 27,100 shares and the remaining 17,800 shares were awarded to employees of Eurobulk.

On November 19, 2021 an award of 49,650 non-vested restricted shares, was made to 21 key persons of which 50% will vest on July 1, 2022 and the remaining 50% will vest on July 1, 2023; awards to officers and directors amounted to 27,700 shares and the remaining 21,950 shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company or Eurobulk or as a director of the Company until the applicable vesting date. The grantee does not have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest, at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company accounts for restricted share award forfeitures as they occur. No forfeitures occurred in the years ended December 31, 2019 and 2021. During the year ended December 31, 2020, 1,314 shares were forfeited with a weighted-average grant-date fair value of $10.14 per share.

The compensation cost that has been charged against income for awards was $184,799, $245,922 and $230,644, for the years ended December 31, 2019, 2020 and 2021, respectively, and is included within “General and administrative expenses” in the consolidated statements of operations. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of December 31, 2019, 2020 and 2021, and the movement during the years ended December 31, 2019, 2020 and 2021, are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2019	35,117	9.61
Granted	24,710	8.13
Vested	(22,572)	9.62
Non-vested on December 31, 2019	37,255	8.81

Non-vested on January 1, 2020	37,255	8.81
Granted	44,900	4.30
Vested	(24,096)	9.11
Forfeited	(1,314)	9.36
Non-vested on December 31, 2020	56,745	5.10

Non-vested on January 1, 2021	56,745	5.10
Granted	49,650	20.81
Vested	(34,295)	5.62
Non-vested on December 31, 2021	72,100	15.67

As of December 31, 2021, there was $1,044,174 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the May 2018 Plan and is expected to be recognized over a weighted-average period of 0.853 years. The total fair value at grant-date of shares granted during the years ended December 31, 2019, 2020 and 2021 was $200,892, $193,070 and $1,033,217, respectively.